Other Components of Equity - Summary of Movement of Currency Translation Reserve (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Balance at the beginning	₨ 519,135.8		₨ 598,034.7
Net change in translation reserve - equity accounted investees (net)	2,178.9	$ 28.7	1,500.1	₨ 1,026.1
Balance at the end	440,564.6	5,812.7	519,135.8	598,034.7
Currency translation reserve [Member]
Balance at the beginning	89,692.0	1,183.4	51,422.5	28,388.6
Exchange differences arising on translating the net assets of foreign operations (net)	(4,756.7)	(62.8)	40,454.9	22,007.8
Change in effective portion of hedges of net investment in foreign operations	1,446.4	19.1	(3,685.5)
Net change in translation reserve - equity accounted investees (net)	2,178.9	28.8	1,500.1	1,026.1
Balance at the end	₨ 88,560.6	$ 1,168.5	₨ 89,692.0	₨ 51,422.5